UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_6/30/01________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Vice President & CFO___________________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  7/26/01
   [Signature]               [City, State]          [Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 183

Form 13F Information Table Value Total: $  181,434
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

 1			028-05789  	Daniel F. Flowers
 2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison






FORM 13F INFORMATION TABLE

VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP
(x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE
SHARED    NONE
------------------------------ ---------------- -------
-- -------- -------- --- ---- ------- ------------ --------
-------- --------
3COM Corp                      COM
885535104       12     2500 SH       SOLE
2500

102    21134 SH       OTHER   1,2,3                    21134
AT & T Corp                    COM
001957109       53     2450 SH       SOLE
2450

202     9375 SH       OTHER                             9375
Abbott Laboratories            COM
002824100       40      800 SH       SOLE
800

405     8000 SH       OTHER                             8000
Aetna U.S. Healthcare          COM
00817Y108      105     4103 SH       SOLE
4103

365    14200 SH       OTHER   1,2,3                    14200
Agilent Techologies            COM
00846U101      114     3591 SH       SOLE
3591

475    14978 SH       OTHER   1,2,3                    14978
Albertsons Inc                 COM
013104104      146     4860 SH       SOLE
4860

269     9000 SH       OTHER   1,2,3                     9000
Allergan Inc                   COM
018490102      254     3000 SH       OTHER
3000
Allstate Corp                  COM
020002101       80     1800 SH       SOLE
1800

804    18156 SH       OTHER   1,2,3                    18156
Amer. Home Products            COM
026609107       18      300 SH       SOLE
300

787    12800 SH       OTHER                            12800
Amer. Int'l Group              COM
026874107       96     1106 SH       SOLE
1106

2005    23174 SH       OTHER   1,2,3
23174
American General Corp          COM
026351106      567    12028 SH       OTHER
12028
Amerisource Health Corp Cl A   COM
03071P102      288     5000 SH       OTHER   1,2,3
5000
Analog Devices                 COM
032654105      911    20875 SH       OTHER   1,2,3
20875
Andersons Inc                  COM
034164103      229    26300 SH       OTHER   1,2,3
26300
Anheuser-Busch                 COM
035229103       34      800 SH       SOLE
800

513    12000 SH       OTHER                            12000
Avnet Inc                      COM
053807103       11      522 SH       SOLE
522

721    33164 SH       OTHER   1,2,3                    33164
BMC Software Inc               COM
055921100       94     4020 SH       SOLE
4020

1006    43000 SH       OTHER   1,2,3
43000
Bank Amer Corp                 COM
060505104      158     2640 SH       SOLE
2640

505     8425 SH       OTHER   1,2,3                     8425
Bank One Corp                  COM
06423A103       51     1427 SH       SOLE
1427

2221    62519 SH       OTHER   1,2,3
62519
Benchmark Elect.               COM
08160H101       30     1400 SH       SOLE
1400

2727   125600 SH       OTHER   1,2,3
125600
Blyth Inc                      COM
09643P108      377    15224 SH       OTHER   1,2,3
15224
Bristol Myers Squibb           COM
110122108       47      890 SH       SOLE
890

656    12444 SH       OTHER   1,2,3                    12444
Brunswick Corp                 COM
117043109      164     6920 SH       SOLE
6920

190     8000 SH       OTHER                             8000
Chevron Corp                   COM
166751107       22      250 SH       SOLE
250

603     6800 SH       OTHER                             6800
Cisco Systems Inc              COM
17275R102      101     5420 SH       SOLE
5420

4322   232602 SH       OTHER   1,2,3
232602
Citigroup Inc                  COM
172967101     1184    22500 SH       OTHER
22500
Coastal Bancorp Inc            COM
19041P105     8172   269520 SH       OTHER   1,2,3
269520
Coca Cola Co                   COM
191216100     2607    57492 SH       SOLE
57492

136     3008 SH       OTHER                            58500
Compaq Computer                COM
204493100       14     1000 SH       SOLE
1000

584    41100 SH       OTHER   1,2,3                    41100
Conagra Foods Inc              COM
205887102      153     7800 SH       SOLE
7800

909    46400 SH       OTHER   1,2,3                    46400
Conoco Inc Cl B                COM
208251405       84     2987 SH       SOLE
2987

9193   327260 SH       OTHER   1,2,3
327260
Cooper Cameron Corp            COM
216640102      425     7500 SH       OTHER   1,2,3
7500
Cooper Tire & Rubber           COM
216831107       48     3480 SH       SOLE
3480

1033    74900 SH       OTHER   1,2,3
74900
Costco Wholesale               COM
22160K105      632    15000 SH       OTHER   1,2,3
15000
Delta Airlines Inc             COM
247361108       69     1590 SH       SOLE
1590

537    12300 SH       OTHER   1,2,3                    12300
Diamond Offshore Dri           COM
25271C102       41     1256 SH       SOLE
1256

198     6000 SH       OTHER   1,2,3                     6000
Disney                         COM
254687106       51     1800 SH       SOLE
1800

1054    37200 SH       OTHER   1,2,3
37200
Du Pont                        COM
263534109      101     2140 SH       SOLE
2140

6607   140072 SH       OTHER   1,2,3
140072
Electronic Data Sys            COM
285661104       44      700 SH       SOLE
700

2469    39000 SH       OTHER   1,2,3
39000
Enron Corp                     COM
293561106      981    20304 SH       OTHER   1,2,3
20304
Exxon Mobil                    COM
30231G102      897    10331 SH       SOLE
10331

2969    34200 SH       OTHER   1,2,3
34200
FNMA                           COM
313586109       17      200 SH       SOLE
200

688     8000 SH       OTHER                             8000
Fifth Third Bancorp            COM
316773100      894    14509 SH       SOLE
14509
First Data Corp                COM
319963104      432     6500 SH       OTHER
6500
Ford Motor Co Del Com Par $.01 COM
345370860      418    16838 SH       OTHER
16838
Genentech Inc                  COM
368710406       11      200 SH       SOLE
200

198     3500 SH       OTHER                             3500
General Electric Co            COM
369604103      293     6000 SH       SOLE
6000

4478    91640 SH       OTHER
91640
Georgia Pacific Corp           COM
373298108     1443    42956 SH       SOLE
42956
Georgia Pacific Timber Group   COM
373298702      726    20583 SH       SOLE
20583
Gillette Co                    COM
375766102      404    14000 SH       OTHER
14000
HCA - The Healthcare           COM
404119109       18      400 SH       SOLE
400

1625    36259 SH       OTHER   1,2,3
36259
Halliburton Co                 COM
406216101      624    16800 SH       OTHER   1,2,3
16800
Heinz H J Co                   COM
423074103       71     1700 SH       SOLE
1700

1000    23950 SH       OTHER   1,2,3
23950
Hershey Foods Corp             COM
427866108       41      670 SH       SOLE
670

1028    16800 SH       OTHER   1,2,3
16800
Hewlett-Packard Co             COM
428236103       79     2900 SH       SOLE
2900

2240    82200 SH       OTHER   1,2,3
82200
Hlth Mgt Assoc Inc Cl A        COM
421933102      466    22775 SH       OTHER
22775
Home Depot Inc                 COM
437076102       53     1125 SH       SOLE
1125

3834    81584 SH       OTHER   1,2,3
81584
Honeywell Intl Inc             COM
438516106      229     6000 SH       OTHER
6000
IBM                            COM
459200101       15      131 SH       SOLE
131

955     8300 SH       OTHER   1,2,3                     8300
Intel Corp                     COM
458140100      119     4000 SH       SOLE
4000

4926   166180 SH       OTHER   1,2,3
166180
J P Morgan Chase               COM
46625H100       30      663 SH       SOLE
663

675    15000 SH       OTHER                            15000
JDS Uniphase Corp              COM
46612J101       63     5080 SH       SOLE
5080

1446   115740 SH       OTHER   1,2,3
115740
Johnson & Johnson              COM
478160104      193     3700 SH       SOLE
3700

4917    94200 SH       OTHER   1,2,3
94200
Johnson Controls Inc           COM
478366107       90     1270 SH       SOLE
1270

249     3500 SH       OTHER                             3500
Kellogg Co                     COM
487836108      231     8000 SH       OTHER
8000
Kemet Corp                     COM
488360108      359    19000 SH       OTHER   1,2,3
19000
Lucent Technologies            COM
549463107       12     2128 SH       SOLE
2128

55     9620 SH       OTHER                             9620
Marsh & McLennan Cos Inc       COM
571748102      364     3510 SH       OTHER
3510
May Department Stores Co       COM
577778103      265     7800 SH       OTHER
7800
McDonalds Corp                 COM
580135101      118     4260 SH       SOLE
4260

1329    48000 SH       OTHER   1,2,3
48000
Merck & Co Inc                 COM
589331107      175     2690 SH       SOLE
2690

4860    74774 SH       OTHER   1,2,3
74774
Microsoft Corp                 COM
594918104      275     3777 SH       SOLE
3777

6691    91980 SH       OTHER   1,2,3
91980
Morgan Stanley                 COM
617446448      156     2440 SH       SOLE
2440

1351    21100 SH       OTHER   1,2,3
21100
Nabors Ind Inc                 COM
629568106      677    18000 SH       OTHER   1,2,3
18000
Nasdaq-100 Trust               COM
631100104     2346    52900 SH       SOLE
8900    44000

6919   156000 SH       OTHER   1,2,3
156000
National Semiconductor Corp    COM
637640103       90     3270 SH       SOLE
3270

166     6000 SH       OTHER                             6000
Nextel Comm Cl A               COM
65332V103      190    12000 SH       OTHER   1,2,3
12000
Nike, Inc Cl B                 COM
654106103       42     1000 SH       SOLE
1000

705    16800 SH       OTHER   1,2,3                    16800
Norfolk Southern               COM
655844108      409    20400 SH       OTHER   1,2,3
20400
O I Corp                       COM
670841105      166    51000 SH       OTHER   1,2,3
51000
Oracle Corp                    COM
68389X105      537    28000 SH       OTHER
28000
Palm Inc                       COM
696642107        6     1005 SH       SOLE
1005

190    31000 SH       OTHER   1,2,3                    31000
PepsiCo Inc                    COM
713448108     1140    25000 SH       OTHER
25000
Pfizer Inc                     COM
717081103       19      450 SH       SOLE
450

5562   131960 SH       OTHER   1,2,3
131960
Phelps Dodge Corp.             COM
717265102       57     1400 SH       SOLE
1400

656    16000 SH       OTHER   1,2,3                    16000
Philip Morris Co Inc           COM
718154107     2166    44850 SH       OTHER
44850
Precision Drilling Corp        COM
74022D100       82     2652 SH       SOLE
2652

2813    91500 SH       OTHER   1,2,3
91500
Proctor & Gamble Co            COM
742718109     1006    15800 SH       OTHER
15800
SBC Communications             COM
78387G103       61     1544 SH       SOLE
1544

468    11764 SH       OTHER   1,2,3                    11764
Schering-Plough Corp           COM
806605101      104     2870 SH       SOLE
2870

266     7350 SH       OTHER   1,2,3                     7350
Schlumberger Ltd               COM
806857108      153     2900 SH       SOLE
2900

3915    74400 SH       OTHER   1,2,3
74400
Sears Roebuck & Co             COM
812387108       60     1430 SH       SOLE
1430

412     9800 SH       OTHER   1,2,3                     9800
Sherwin-Williams Co            COM
824348106       40     1832 SH       SOLE
1832

306    14000 SH       OTHER   1,2,3                    14000
Sky Financial Group            COM
83080P103      798    41342 SH       SOLE
41342

18992   983521 SH       OTHER   1,2,3
983521
Smith International            COM
832110100      456     7500 SH       OTHER   1,2,3
7500
Software Spectrum              COM
833960107        8      640 SH       SOLE
640

849    70750 SH       OTHER   1,2,3                    70750
Solectron Corp                 COM
834182107      120     6630 SH       SOLE
6630

874    48200 SH       OTHER   1,2,3                    48200
Southwest Airlines Co          COM
844741108       57     3149 SH       SOLE
3149

1015    56531 SH       OTHER   1,2,3
56531
Texaco Inc                     COM
881694103      120     1825 SH       SOLE
1825

2946    44800 SH       OTHER   1,2,3
44800
The Dow Chemical Co            COM
260543103       77     2250 SH       SOLE
2250

204     6000 SH       OTHER                             6000
Transocean Sedco               COM
G90078109      108     2610 SH       SOLE
2610

643    15491 SH       OTHER   1,2,3                    15491
Trinity Industries Inc         COM
896522109      827    39067 SH       OTHER   1,2,3
39067
USX-Marathon Group             COM
902905827       14      500 SH       SOLE
500

1324    46980 SH       OTHER   1,2,3
46980
Unumprovident Corp             COM
91529Y106      400    12444 SH       OTHER   1,2,3
12444
Veritas Software               COM
923436109      266     4000 SH       OTHER   1,2,3
4000
Vignette Corp                  COM
926734104      154    17980 SH       SOLE
17980
Visteon Corp                   COM
92839U107      165     9160 SH       SOLE
9160

225    12500 SH       OTHER                            12500
Wal-Mart Stores Inc            COM
931142103       99     2000 SH       SOLE
2000

1856    37600 SH       OTHER   1,2,3
37600
Walgreen Co                    COM
931422109      948    27200 SH       OTHER
27200
Worldcom Inc                   COM
98157D106       54     3780 SH       SOLE
3780

801    56000 SH       OTHER   1,2,3                    56000

FITB Put 50.00  08/18/01       PUT
3167739TJ        3    14400 SH  PUT  SOLE
14400